Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 2	28,565
Plant And Equipment Schedule Of Property, Plant And Equipment 3	35,211
Plant And Equipment Schedule Of Property, Plant And Equipment 4	24,873
Plant And Equipment Schedule Of Property, Plant And Equipment 5	18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 6	12,282
Plant And Equipment Schedule Of Property, Plant And Equipment 7	15,310
Plant And Equipment Schedule Of Property, Plant And Equipment 8	10,985
Plant And Equipment Schedule Of Property, Plant And Equipment 9	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 10	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 11	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 12	4,501
Plant And Equipment Schedule Of Property, Plant And Equipment 13	142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 14	11,845
Plant And Equipment Schedule Of Property, Plant And Equipment 15	205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 16	60,944
Plant And Equipment Schedule Of Property, Plant And Equipment 17	58,773
Plant And Equipment Schedule Of Property, Plant And Equipment 18	40,359
Plant And Equipment Schedule Of Property, Plant And Equipment 19	145,048
Plant And Equipment Schedule Of Property, Plant And Equipment 20	18,414
Plant And Equipment Schedule Of Property, Plant And Equipment 21	20,585
Plant And Equipment Schedule Of Property, Plant And Equipment 22	$ 10,786